Debt - Schedule of Short-Term Debts (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Short-Term Debts [Line Items]
Short-term debts	¥ 34,931
Long-term debts due within one year	6,441
Long-term debts from lease financing	2,065
Total	36,996
Short-term debts from banks [Member]
Schedule of Short-Term Debts [Line Items]
Short-term debts	26,550
Short-term debts from third parties [Member]
Schedule of Short-Term Debts [Line Items]
Short-term debts	¥ 1,940